Balance Sheet Details - Summary of Components of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 3,446	$ 2,016
Less accumulated depreciation and amortization	(1,382)	(967)
Property and equipment, net	2,064	1,049
Research equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	2,656	1,620
Computer and software [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	208	97
Office equipment and furniture [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	524	255
Leasehold improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 58	$ 44